C-band repurposing - Additional Information (Detail) € in Millions, $ in Millions			12 Months Ended
	Feb. 28, 2024 EUR (€)	Feb. 28, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Schedule of costs and expected reimbursements of Assets in the course of construction [Line Items]
Reclassification of receivables to assets under construction				€ 11
Settlement agreements c band satellites	€ 22	$ 24
C-band repurposing income			€ 3	88	€ 2,744
C-band repurposing expenses			2	5	47
C-band repurposing cost of sales			1	1	2
C-band repurposing staff costs			0	0	29
C-band repurposing other operating expenses			1	4	€ 16
C-band repurposing other receivables			0	87
C-band repurposing commitments			€ 0	€ 0